Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Obligation [Line Items]
2019	$ 233,261
2020	70,810
2021	34,528
2022	6,966
2023	4,308
Thereafter	0
Total Payments Required	349,873
Purchase of cinema advertisement slot rights [Member]
Contractual Obligation [Line Items]
2019	56,396
2020	40,579
2021	18,064
2022	6,103
2023	4,019
Thereafter	0
Total Payments Required	125,161
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2019	82,814
2020	1,143
2021	311
2022	0
2023	0
Thereafter	0
Total Payments Required	84,268
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2019	14,713	[1]
2020	13,897	[1]
2021	6,971	[1]
2022	809	[1]
2023	271	[1]
Thereafter	0	[1]
Total Payments Required	36,661	[1]
Interest payment commitment [Member]
Contractual Obligation [Line Items]
2019	16,754
2020	11,119
2021	7,062
2022	0
2023	0
Thereafter	0
Total Payments Required	34,935
Purchase of content and services - video [Member]
Contractual Obligation [Line Items]
2019	23,746
2020	2,159
2021	2,066
2022	0
2023	0
Thereafter	0
Total Payments Required	27,971
Expenditures for operating rights for licensed games with technological feasibility [Member]
Contractual Obligation [Line Items]
2019	19,475
2020	1,098
2021	0
2022	0
2023	0
Thereafter	0
Total Payments Required	20,573
Expenditures for titles of games in development [Member]
Contractual Obligation [Line Items]
2019	6,990
2020	725
2021	0
2022	0
2023	0
Thereafter	0
Total Payments Required	7,715
Purchase of content and services -others [Member]
Contractual Obligation [Line Items]
2019	6,148
2020	90
2021	54
2022	54
2023	18
Thereafter	0
Total Payments Required	6,364
Fees for operating rights for licensed games in development [Member]
Contractual Obligation [Line Items]
2019	585
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total Payments Required	585
Others [Member]
Contractual Obligation [Line Items]
2019	5,640
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total Payments Required	$ 5,640

[1]	For the years ended December 31, 2018, 2017 and 2016, rental expense included in the operating lease was approximately $24.7 million, $23.9 million, and $23.9 million, respectively.